Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowing costs [abstract]
Finance costs before capitalized interest	$ 167,066	$ 165,391
Less capitalized interest related to Geismar 3 plant under construction	(36,314)	(20,985)
Finance costs	$ 130,752	$ 144,406